Discontinued Operations (Details) - Schedule of discontinued operations in the statements of cash flows ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule of Discontinued Operations in the Statements of Cash Flows [Abstract]
Net cash generated from (used in) discontinued operating activities	¥ (814,519)	$ (118,094)	¥ (2,700,455)	¥ 485,846
Net cash (used in) generated from discontinued investing activities	(1,213,154)		3,724,917	(718,293)
Net cash used in discontinued financing activities			¥ (12,354)	¥ (2,025)